Convertible Preferred Shares And Warrant - Schedule of Change in Carring Value of Preferred Shares (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	¥ 1,527,033	¥ 596,118	¥ 540,642
Issuance of Series preferred shares	201,118	766,127	2,000
Accretion of Preferred Shares	64,688	165,011	54,849
Repurchase of Preferred Shares	(3,727)	(223)	(1,373)
Exercise of Series C Warrant	88,593
Conversion to ordinary shares	(1,877,705)
Ending Balance		1,527,033	596,118
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	57,849	53,331	48,985
Accretion of Preferred Shares	2,068	4,518	4,346
Conversion to ordinary shares	(59,917)
Ending Balance		57,849	53,331
Series A Plus Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	129,142	118,163	108,764
Accretion of Preferred Shares	5,074	11,202	10,772
Repurchase of Preferred Shares		(223)	(1,373)
Conversion to ordinary shares	(134,216)
Ending Balance		129,142	118,163
Series B Redeemable Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	466,983	424,624	382,893
Issuance of Series preferred shares			2,000
Accretion of Preferred Shares	19,167	42,359	39,731
Conversion to ordinary shares	(486,150)
Ending Balance		466,983	¥ 424,624
Series C Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	873,059
Issuance of Series preferred shares		766,127
Accretion of Preferred Shares	28,061	106,932
Repurchase of Preferred Shares	(3,727)
Exercise of Series C Warrant	88,593
Conversion to ordinary shares	(985,986)
Ending Balance		873,059
Series C Plus Redeemable Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	0
Issuance of Series preferred shares	201,118
Accretion of Preferred Shares	10,318
Conversion to ordinary shares	¥ (211,436)
Ending Balance		¥ 0